Distribution of the Bank's profit and Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Distribution of the Bank's profit and Earnings per share
Schedule of distribution of the Bank's profit

	2020	2021	2022

Profit of the year	18,974	20,801	24,108
Dividends declared	—	4,921	17,878
Dividend per share (pesos)	—	0.73	2.64
Dates of payment		06/18/2021 and	06/28/2022 and
		11/05/2021	07/28/2022

Earnings per share basic and diluted

Accordingly, basic earnings per share were determined as follows:

	2020	2021	2022

Profit attributable to the Parent	18,974	20,801	24,108
Profit attributable to the Parent (net of non-controlling interest)	18,974	20,801	24,108
Weighted average number of shares outstanding	6,776,640,349	6,775,682,106	6,781,322,904
Basic earnings per share (pesos)	2.80	3.07	3.56

ii.   Diluted earnings per share

In calculating diluted earnings per share, the amount of profit attributable to the Parent and the weighted average number of shares issued, excluding the average number of treasury shares, are adjusted to consider all the dilutive effects inherent to potential shares (see Note 29.d).

Accordingly, diluted earnings per share were determined as follows:

	2020	2021	2022

Profit attributable to the Parent	18,974	20,801	24,108
Profit attributable to the Parent (net of non-controlling interest)	18,974	20,801	24,108
Weighted average number of shares outstanding	6,776,640,349	6,775,682,106	6,781,322,904
Dilutive effect of rights on shares	10,354,008	11,312,251	5,671,453
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share (pesos)	2.80	3.06	3.55